Equity (Details) - Schedule of RSUs and PSUs activity - Restricted and Phantom Share Units [Member]	3 Months Ended
Mar. 31, 2023 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	3,496,099
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 23.98
Number of RSUs and PSUs, Granted | shares	1,642,257
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 13.02
Number of RSUs and PSUs, Vested | shares	(996,094)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 25.58
Number of RSUs and PSUs, Forfeited | shares	(104,741)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 25.03
Number of RSUs and PSUs, Unvested | shares	4,037,521
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 19.1